Condensed Consolidated Interim Statements of Changes in Equity (unaudited) - USD ($) $ in Thousands	Total	Number of Common Shares	Equity Reserves	Treasury shares	Accumulated other comprehensive loss	Retained Earnings (Accumulated Deficit)
Balance, shares at Dec. 31, 2018		63,337,769,000
Balance, amount at Dec. 31, 2018	$ 75,168	$ 88,045	$ 9,849	$ (97)	$ (6,124)	$ (16,505)
Statement [Line Items]
Brokered public offerings, shares		7,735,360,000
Brokered public offerings, amount	4,877	$ 4,877	0	0	0	0
Less: Issuance costs BPO	(472)	$ (472)	0	0	0	0
At the market issuances, shares		4,954,000,000
At the market issuances, amount	2,924	$ 2,924	0	0	0	0
Less: Issuance costs (ATM)	(162)	(162)	0	0	0	0
Options cancelled or expired	0	$ 0	(762)	0	0	762
Carrying value of RSUs exercised, shares		565,259,000
Carrying value of RSUs exercised, amount	0	$ 835	(835)	0	0	0
Fair value of warrants issued	116	0	116	0	0	0
Shares to be issued	349	349	0	0	0	0
Share-based payments	1,023	0	1,023	0	0	0
Net loss for the year	(31,461)	0	0	0	0	(31,461)
Currency translation differences	1,561	$ 0	0	0	1,561	0
Balance, shares at Dec. 31, 2019		76,592,388,000
Balance, amount at Dec. 31, 2019	53,923	$ 96,396	9,391	(97)	(4,563)	(47,204)
Statement [Line Items]
At the market issuances, shares		6,730,054,000
At the market issuances, amount	4,940	$ 4,940	0	0	0	0
Options cancelled or expired	0	$ 0	(516)	0	0	516
Carrying value of RSUs exercised, shares		863,901,000
Carrying value of RSUs exercised, amount	0	$ 650	(650)	0	0	0
Share-based payments	1,857	0	1,857	0	0	0
Net loss for the year	(7,651)	0	0	0	0	(7,651)
Currency translation differences	(247)	$ 0	0	0	(247)	0
Exercise of warrants, shares		4,659,194,000
Exercise of warrants, amount	6,412	$ 6,528	(116)	0	0	0
Exercise of options, shares		48,000,000
Exercise of options, amount	28	$ 43	(15)	0	0	0
Common shares issued for services, shares		675,145,000
Common shares issued for services, amount	0	$ 0	0	0	0	0
Issuance costs	(254)	$ (254)	0	0	0	0
Balance, shares at Dec. 31, 2020		89,568,682,000
Balance, amount at Dec. 31, 2020	59,008	$ 108,303	9,951	(97)	(4,810)	(54,339)
Statement [Line Items]
At the market issuances, shares		10,050,000,000
At the market issuances, amount	18,497	$ 18,497	0	0	0	0
Options cancelled or expired	0	$ 0	(443)	0	0	443
Carrying value of RSUs exercised, shares		1,330,167,000
Carrying value of RSUs exercised, amount	0	$ 1,278	(1,278)	0	0	0
Share-based payments	1,469	0	1,469	0	0	0
Net loss for the year	(2,057)	0	0	0	0	(2,057)
Currency translation differences	(159)	$ 0	0	0	(159)	0
Exercise of warrants, shares		1,030,362,000
Exercise of warrants, amount	1,911	$ 1,911	0	0	0	0
Exercise of options, shares		264,000,000
Exercise of options, amount	238	$ 364	(126)	0	0	0
Issuance costs	$ (400)	$ (400)	0	0	0	0
Balance, shares at Dec. 31, 2021	1,030,362,000	102,243,211,000
Balance, amount at Dec. 31, 2021	$ 78,507	$ 129,953	$ 9,573	$ (97)	$ (4,969)	$ (55,953)